MERRILL LYNCH
                                                         RETIREMENT
                                                         RESERVES
                                                         MONEY FUND

                                                         Merrill Lynch
                                                         Retirement Series Trust

                                [GRAPHIC OMITTED]

                                                STRATEGIC
                                                         Performance

                                                         Semi-Annual Report
                                                         April 30, 2000

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

DEAR SHAREHOLDER

For the six months ended April 30, 2000, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 5.56%* and 5.36%*, respectively. The Fund's Class I and Class II Shares had 7-day yields as of April 30, 2000 of 5.73% and 5.53%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at April 30, 2000 was 45 days, compared to 72 days at October 31, 1999.

The Environment

The US economy continued to enjoy above-trend growth during the last half of 1999 and into 2000. Gross domestic product (GDP) for the last half of 1999 grew at a rate of 7.3%, well above expectations this far into the current economic cycle, and much higher than the target for GDP set by the Federal Reserve Board. Currently, more Americans have jobs and are enjoying increases in their income as seen in the lowest unemployment rate (3.9%) in 30 years as well as the large number of new jobs that have been created (304,750 average for the first four months of 2000). This, as well as the relentless rise in equity prices, has created a momentum in consumer demand that has yet to be dampened by rising interest rates.

The recovery of overseas economies has boosted export levels that suffered during the first half of 1999, contributing to the strong US GDP. The Federal Reserve Board remains concerned that although productivity gains are high, they cannot keep pace with demand and that imbalances are developing in the economy that may soon prove to be inflationary. A more visible sign of price pressure is the cost of oil, which recently exceeded $30 per barrel. We expect oil price pressures to continue during the spring and summer since oil inventories are low. However, the Organization of Petroleum Exporting Countries' agreement to increase production should alleviate some of the oil price pressure.

The Federal Reserve Board took extraordinary steps to ensure liquidity in the financial markets because of Year 2000 concerns. Monetary policy was tightened just once during the last quarter of 1999, but the Federal Reserve Board adopted a neutral bias through the year-end in an effort to reassure investors and eliminate uncertainty. However, growth remained strong and two additional 25 basis point (0.25%) interest rate increases were implemented in February and March. At that time, the Treasury announced anticipated changes to the auction schedule. The Federal budget surplus has made it necessary to decrease the amount of securities sold by the Treasury; therefore, the changes will include reduced auctions and auction sizes as well as a buy-back program (the Treasury intends to buy back old, off-the-run less liquid issues in order to keep current issues liquid). The announcement caused unexpected results as the yield curve inverted dramatically as investors rushed to buy the longer issues. At this time, it is unclear to us when this technical inversion will be unwound, as it seems likely that further short-term interest rate increases will be forthcoming as long as the current economic momentum continues. Although Treasury yields moved sharply lower, other fixed-income asset classes did not participate to the fullest extent. The Government guarantee allotted the US agency issues had been placed under scrutiny, which has pressured quality spreads across the yield curve.

Portfolio Strategy

During the six months ended April 30, 2000, we generally maintained a conservative approach to the market, at first dictated by liquidity concerns over year-end, and more recently by evidence that the Federal Reserve Board is committed to a series of incremental rate increases, as witnessed in the 50 basis point increase on May 16, 2000. In response to changes in the yield curve, we have recently adopted a more pronounced barbell approach, placing greater emphasis on the very front end of the yield curve with repurchase agreements and

*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

one-month securities and selectively adding one-year money market issues. This strategy allows a greater portion of the Fund's assets to take advantage of rising interest rates, while the Fund's longer-term investments provide yield enhancement and potential price appreciation.

The Fund's portfolio composition at the end of the April period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                           4/30/00     10/31/99
--------------------------------------------------------------------------------
Bank Notes .............................................      5.9%         7.6%
Certificates of Deposit ................................      3.1          2.2
Certificates of Deposit -- European ....................      7.1          1.3
Certificates of Deposit -- Yankee ......................      8.7         10.6
Commercial Paper .......................................     48.1         46.7
Corporate Notes ........................................     16.2         13.6
Funding Agreements .....................................      1.8          1.1
Master Notes ...........................................       --          0.2
Promissory Notes .......................................       --          0.8
Repurchase Agreements ..................................       --          1.6
US Government, Agency &
   Instrumentality
   Obligations -- Discount .............................       --          1.0
US Government, Agency &
   Instrumentality Obligations --
   Non-Discount ........................................     10.6         13.8
Liabilities in Excess of Other Assets ..................     (1.5)        (0.5)
                                                            -----        -----
Total ..................................................    100.0%       100.0%
                                                            =====        =====
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ John Ng

John Ng
Vice President and Portfolio Manager

June 12, 2000

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                                                     Face               Interest          Maturity
Issue                                               Amount                Rate*             Date         Value
---------------------------------------------------------------------------------------------------------------
Bank Notes -- 5.9%
---------------------------------------------------------------------------------------------------------------
American Express                                  $  75,000               6.20+%           5/05/00     $ 75,000
Centurion Bank
---------------------------------------------------------------------------------------------------------------
Banc One, IL, N.A.                                   50,000               6.087           10/06/00       49,803
---------------------------------------------------------------------------------------------------------------
Bank of                                             250,000               6.05             6/09/00      249,820
America N.A.                                         50,000               6.09             6/22/00       49,982
---------------------------------------------------------------------------------------------------------------
Comerica Bank                                        50,000               5.849+           2/02/01       49,981
                                                     50,000               6.045+           2/14/01       49,976
---------------------------------------------------------------------------------------------------------------
First USA Bank, N.A.                                 25,000               6.08            10/10/00       24,884
---------------------------------------------------------------------------------------------------------------
First Union                                          75,000               6.16+            8/31/00       75,019
National Bank
---------------------------------------------------------------------------------------------------------------
Fleet National Bank                                 100,000               6.026+           7/31/00      100,001
---------------------------------------------------------------------------------------------------------------
Morgan Guaranty                                      37,500               6.15+            5/10/00       37,499
Trust Company of
New York
---------------------------------------------------------------------------------------------------------------
National City                                        25,000               6.67             3/13/01       24,832
Bank -- PA
---------------------------------------------------------------------------------------------------------------
U.S. Bank National                                   30,000               5.61             6/26/00       29,956
Association                                          45,000               6.88             4/04/01       44,861
---------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost -- $862,409) ..............................................................      861,614
---------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- 3.1%
---------------------------------------------------------------------------------------------------------------
First Tennessee                                      75,000               6.09             6/08/00       74,995
Bank, N.A.
---------------------------------------------------------------------------------------------------------------
First Union                                          50,000               5.80             7/03/00       49,911
National Bank                                        61,000               6.25+            7/19/00       61,000
                                                     44,000               6.16+            8/29/00       43,817
---------------------------------------------------------------------------------------------------------------
Old Kent Bank                                        75,000               6.15+            4/30/01       74,985
---------------------------------------------------------------------------------------------------------------
SouthTrust Bank, N.A.                                50,000               6.30             9/01/00       49,935
---------------------------------------------------------------------------------------------------------------
World Savings                                        50,000               5.99             5/08/00       50,000
Bank, fsb                                            50,000               5.99             5/09/00       50,000
---------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost -- $454,987) ...............................................................................      454,643
---------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- European -- 7.1%
---------------------------------------------------------------------------------------------------------------
Bank Brussels                                        50,000               6.01             5/10/00       50,000
Lambert, London                                      50,000               6.025            5/25/00       49,996
                                                     50,000               6.16             6/13/00       50,001
---------------------------------------------------------------------------------------------------------------
Barclays Bank PLC,                                  200,000               6.10             5/25/00      200,000
London                                               50,000               6.20             6/26/00       50,001
---------------------------------------------------------------------------------------------------------------
Cassa di Risparmio                                   25,000               6.07             6/09/00       24,994
delle Provincie                                      50,000               6.18             6/19/00       50,001
Lombarde SpA,                                        25,000               6.18             6/20/00       25,000
London
---------------------------------------------------------------------------------------------------------------
Credit Agricole                                      50,000               6.055            6/15/00       49,992
Indosuez, London
---------------------------------------------------------------------------------------------------------------
Deutsche Bank                                        75,000               6.09             6/13/00       74,982
AG, London                                           50,000               6.10             6/28/00       49,975
---------------------------------------------------------------------------------------------------------------
Dresdner Bank AG,                                    24,000               6.07             6/12/00       23,996
London
---------------------------------------------------------------------------------------------------------------
Halifax PLC, London                                  50,000               6.08             6/12/00       49,982
---------------------------------------------------------------------------------------------------------------
ING Bank N.V.,                                      100,000               6.04             5/04/00      100,002
London                                               25,000               6.06             6/08/00       24,994
---------------------------------------------------------------------------------------------------------------
Norddeutsche                                         50,000               6.11             6/22/00       49,984
Landesbank                                           15,000               6.90             4/30/01       14,996
Girozentrale, London
---------------------------------------------------------------------------------------------------------------
Svenska                                              50,000               6.07             6/09/00       49,988
Handelsbanken AB,
London
---------------------------------------------------------------------------------------------------------------
Westdeutsche                                         50,000               7.00             5/02/01       50,000
Landesbank
Girozentrale, London
---------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost -- $1,039,000) .............................................................................    1,038,884
---------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- Yankee -- 8.7%
---------------------------------------------------------------------------------------------------------------
Australia & New                                      25,000               6.84             3/28/01       24,943
Zealand Banking
Group, NY
---------------------------------------------------------------------------------------------------------------
Bank Austria AG, NY                                  25,000               5.20             5/08/00       24,993
---------------------------------------------------------------------------------------------------------------
Bank of Scotland, NY                                 25,000               5.70             6/28/00       24,956
---------------------------------------------------------------------------------------------------------------
Barclays Bank                                        50,000               6.14+            5/12/00       49,999
PLC, NY
---------------------------------------------------------------------------------------------------------------
Bayerische Hypo-und                                  25,000               6.68             3/08/01       24,914
Vereinsbank AG, NY
---------------------------------------------------------------------------------------------------------------
Bayerische                                          150,000               6.095+          11/09/00      149,944
Landesbank
Girozentrale, NY
---------------------------------------------------------------------------------------------------------------
Canadian Imperial                                    50,000               6.17             6/21/00       49,998
Bank of Commerce, NY
---------------------------------------------------------------------------------------------------------------
Commerzbank AG, NY                                   75,000               6.10+            4/26/01       74,978
---------------------------------------------------------------------------------------------------------------
Credit Agricole                                     150,000               6.12+           11/08/00      149,952
Indosuez, NY                                         30,000               6.101+          11/29/00       29,988
                                                     20,000               6.82             4/27/01       19,947
---------------------------------------------------------------------------------------------------------------
Credit Communal                                      50,000               5.96            10/02/00       49,794
de Belgique, NY
---------------------------------------------------------------------------------------------------------------
Credit Suisse First                                  50,000               6.22+            6/07/00       49,997
Boston, NY                                           50,000               6.22+            6/12/00       49,997
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG,                                    25,000               6.00            11/13/00       24,872
NY                                                   25,000               6.75             3/20/01       24,925
                                                     25,000               6.80             4/17/01       24,931
---------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                                Face              Interest          Maturity
Issue                                          Amount               Rate*             Date        Value
----------------------------------------------------------------------------------------------------------
Certificates of Deposit -- Yankee (concluded)
----------------------------------------------------------------------------------------------------------
Norddeutsche                                 $  25,000               5.20%           5/08/00    $   24,993
Landesbank
Girozentrale, NY
----------------------------------------------------------------------------------------------------------
Royal Bank of                                   25,000               6.525           1/16/01        24,905
Canada, NY
----------------------------------------------------------------------------------------------------------
Svenska                                         25,000               6.65            3/06/01        24,909
Handelsbanken
AB, NY
----------------------------------------------------------------------------------------------------------
UBS AG, NY                                      25,000               5.29            5/18/00        24,985
                                               125,000               5.97           11/17/00       124,324
                                                25,000               6.85            3/28/01        24,945
----------------------------------------------------------------------------------------------------------
Unibank A/S, NY                                 25,000               6.81            4/11/01        24,934
                                                25,000               6.80            4/17/01        24,930
----------------------------------------------------------------------------------------------------------
Westpac Banking                                 25,000               6.10+          11/10/00        24,993
Corp., NY                                       75,000               6.10+          11/13/00        74,980
                                                25,000               6.79            4/12/01        24,930
----------------------------------------------------------------------------------------------------------
Total Certificates of Deposit -- Yankee
(Cost -- $1,274,642) .......................................................................     1,272,956
----------------------------------------------------------------------------------------------------------
Commercial Paper -- 48.1%
----------------------------------------------------------------------------------------------------------
AT&T Corp.                                     125,000               6.24+           7/13/00       124,971
                                                75,000               6.183+          8/07/00        75,000
----------------------------------------------------------------------------------------------------------
Alpine Securitization                           61,628               5.92            5/25/00        61,349
Corporation                                    100,000               5.96            6/01/00        99,429
                                                25,119               6.09            6/19/00        24,899
----------------------------------------------------------------------------------------------------------
Amsterdam Funding                               26,256               6.08            5/02/00        26,238
Corp                                            25,000               5.92            5/03/00        24,980
                                                24,000               5.92            5/08/00        23,961
                                                11,044               5.97            6/01/00        10,981
                                                25,000               6.08            6/07/00        24,831
                                                25,000               6.08            6/12/00        24,810
----------------------------------------------------------------------------------------------------------
Apreco, Inc.                                    41,100               6.08            5/01/00        41,079
                                                10,000               5.92            5/15/00         9,972
                                                25,000               6.06            5/22/00        24,899
----------------------------------------------------------------------------------------------------------
Associates First                                75,000               6.05            5/31/00        74,584
Capital Corp.
----------------------------------------------------------------------------------------------------------
Atlantis One                                   150,000               5.87            5/01/00       149,928
Funding Corp.                                   66,036               5.89            5/01/00        66,004
                                                86,913               6.05            5/19/00        86,606
                                                73,691               6.06            5/19/00        73,431
                                                32,848               6.07            5/22/00        32,715
----------------------------------------------------------------------------------------------------------
Banco Bozano,                                   35,000               6.10            6/19/00        34,682
Simonsen S.A., Grand
Cayman Branch
----------------------------------------------------------------------------------------------------------
Bank of America                                 50,000               5.95            6/05/00        49,680
Corporation                                     50,000               5.95            6/06/00        49,673
                                                50,000               5.95            6/07/00        49,664
----------------------------------------------------------------------------------------------------------
Bear Stearns                                    86,000               5.88            5/09/00        85,845
Companies, Inc.
----------------------------------------------------------------------------------------------------------
Bills Securitization                            50,000               5.92            5/11/00        49,894
Limited                                         60,000               5.97            6/06/00        59,607
                                                15,000               5.97            6/08/00        14,897
                                                50,000               6.00            6/08/00        49,656
----------------------------------------------------------------------------------------------------------
British Aerospace                               50,000               5.91            5/11/00        49,894
N.A
----------------------------------------------------------------------------------------------------------
British                                         50,000               5.92            5/02/00        49,968
Telecommunications                             100,000               5.97            6/23/00        99,057
PLC
----------------------------------------------------------------------------------------------------------
CBA (Delaware)                                  50,000               5.91            5/03/00        49,959
Finance Inc.                                    25,000               6.08            9/08/00        24,413
----------------------------------------------------------------------------------------------------------
CXC Incorporated                                50,000               6.05            5/05/00        49,941
                                                75,000               6.08            6/19/00        74,345
----------------------------------------------------------------------------------------------------------
Credit Suisse First                             20,000               5.91            5/05/00        19,977
Boston Inc.                                     25,000               5.95            6/07/00        24,832
                                                 5,000               5.95            6/14/00         4,961
----------------------------------------------------------------------------------------------------------
Cemex, S.A. de C.V.                             40,000               6.15            5/09/00        39,925
----------------------------------------------------------------------------------------------------------
Centric Capital Corp.                            9,450               5.92            5/04/00         9,441
                                                25,000               6.07            6/12/00        24,810
                                                20,163               6.08            6/12/00        20,010
                                                20,000               6.10            6/16/00        19,834
                                                25,000               6.28            9/07/00        24,418
----------------------------------------------------------------------------------------------------------
China Merchants                                 25,000               5.97            6/16/00        24,796
(Cayman), Inc.,
Series A
----------------------------------------------------------------------------------------------------------
China Merchants                                 50,000               5.95            5/24/00        49,782
(Cayman 3), Inc.
----------------------------------------------------------------------------------------------------------
Ciesco L.P.                                     22,763               6.08            5/01/00        22,751
                                                32,600               6.08            5/01/00        32,583
----------------------------------------------------------------------------------------------------------
Clipper Receivables                             50,000               5.91            5/15/00        49,860
Corp.                                           50,000               5.98            6/06/00        49,673
----------------------------------------------------------------------------------------------------------
Corporate Asset                                 33,965               6.03            5/02/00        33,942
Funding Co., Inc.                               50,000               6.05            5/03/00        49,958
                                                50,000               6.05            5/09/00        49,908
                                               150,000               6.05            5/10/00       149,698
                                               100,000               6.05            5/19/00        99,647
                                                41,035               6.04            5/22/00        40,870
                                                75,000               6.06            5/26/00        74,647
----------------------------------------------------------------------------------------------------------
Corporate                                       95,000               6.08            6/06/00        94,374
Receivables Corp.
----------------------------------------------------------------------------------------------------------
Countrywide Home                                13,200               6.06            5/22/00        13,147
Loans, Inc.
----------------------------------------------------------------------------------------------------------
Credit Suisse                                   25,000               5.97            6/22/00        24,768
First Boston
International
(Guernsey) Limited
----------------------------------------------------------------------------------------------------------
DaimlerChrysler                                 50,000               5.92            5/09/00        49,910
North America                                  100,000               5.92            5/10/00        99,804
Holdings Corp.                                  50,000               5.75            5/15/00        49,860
                                                75,000               5.96            6/05/00        74,520
                                                75,000               5.95            6/14/00        74,413
                                                25,000               5.95            6/15/00        24,800
                                                93,000               5.98            6/21/00        92,155
----------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                  Face               Interest         Maturity
Issue                            Amount                Rate*            Date         Value
--------------------------------------------------------------------------------------------
Delaware Funding               $  92,165               6.08%           6/14/00     $  91,433
Corp.
--------------------------------------------------------------------------------------------
Den Norske Bank                   25,000               5.88            5/24/00        24,891
ASA
--------------------------------------------------------------------------------------------
Edison Asset                      75,000               6.05            5/03/00        74,937
Securitization, LLC               50,000               6.03            5/11/00        49,891
                                  37,483               5.76            5/16/00        37,371
                                  19,962               6.07            5/18/00        19,895
--------------------------------------------------------------------------------------------
Enterprise Funding                59,852               6.08            6/15/00        59,359
Corp.                             59,592               6.08            6/20/00        59,060
--------------------------------------------------------------------------------------------
Eureka                            29,794               6.05            5/02/00        29,774
Securitization Inc.               50,000               6.06            5/09/00        49,907
                                  50,000               6.08            6/20/00        49,554
--------------------------------------------------------------------------------------------
Finova Capital Corp.              10,000               5.95            5/08/00         9,984
                                  32,000               6.00            6/05/00        31,795
                                  13,000               6.00            6/13/00        12,900
                                  20,000               6.02            6/26/00        19,801
--------------------------------------------------------------------------------------------
Formosa Plastics                  35,000               6.08            6/07/00        34,763
Corporation, USA,
Series B
--------------------------------------------------------------------------------------------
Fortis Funding LLC                25,000               5.74            5/12/00        24,943
--------------------------------------------------------------------------------------------
France Telecom                    44,468               6.08            5/02/00        44,438
                                  25,000               5.93            5/04/00        24,976
                                  50,000               5.96            6/06/00        49,673
                                  25,000               5.96            6/08/00        24,828
--------------------------------------------------------------------------------------------
GE Capital                       100,000               6.06            5/24/00        99,562
International                     50,000               6.05            5/30/00        49,731
Funding, Inc.                     68,583               6.05            5/31/00        68,203
                                  50,000               6.08            6/02/00        49,706
--------------------------------------------------------------------------------------------
GTE Funding Inc.                  20,700               6.03            5/16/00        20,638
--------------------------------------------------------------------------------------------
General Electric                  50,000               6.221+         10/04/00        49,980
Capital Corp.
--------------------------------------------------------------------------------------------
General Electric                  40,000               5.73            5/25/00        39,819
Capital Services Inc.
--------------------------------------------------------------------------------------------
Greenwich Funding                 78,107               5.91            5/02/00        78,057
Corp.                             25,775               6.07            5/02/00        25,758
                                  46,118               5.96            6/01/00        45,854
--------------------------------------------------------------------------------------------
Internationale                    93,000               6.03            5/04/00        92,907
Nederlanden (U.S.)
Funding Corp.
--------------------------------------------------------------------------------------------
John Deere Capital                40,000               6.05            5/02/00        39,973
Corp
--------------------------------------------------------------------------------------------
Kitty Hawk                        90,645               6.05            5/09/00        90,477
Funding Corp.                     75,000               5.96            6/01/00        74,571
                                  10,165               5.99            6/01/00        10,107
--------------------------------------------------------------------------------------------
Lehman Brothers                   40,000               6.08            8/01/00        39,339
Holdings Inc.
--------------------------------------------------------------------------------------------
Monsanto Company                   7,290               5.98            6/19/00         7,226
--------------------------------------------------------------------------------------------
Mont Blanc                        39,009               6.01            6/05/00        38,759
Capital Corp.                     35,991               6.08            6/13/00        35,713
--------------------------------------------------------------------------------------------
Monte Rosa Capital                22,500               6.05            5/22/00        22,409
Corporation                       52,781               6.08            6/15/00        52,359
--------------------------------------------------------------------------------------------
Morgan Stanley,                  111,549               6.06            5/01/00       111,493
Dean Witter & Co.                 50,000               6.10            6/20/00        49,554
                                  25,000               6.699+         11/13/00        25,057
                                  25,000               6.249+          1/22/01        24,989
                                  25,000               6.11            3/16/01        25,000
--------------------------------------------------------------------------------------------
New Center Asset                  50,000               5.95            6/08/00        49,656
Trust                            150,000               5.93            6/16/00       148,774
--------------------------------------------------------------------------------------------
Old Line Funding                  40,093               6.05            5/02/00        40,066
Corp.                             34,516               5.91            5/04/00        34,482
                                  17,426               6.06            5/10/00        17,391
                                  53,577               6.05            5/23/00        53,352
                                   9,879               6.08            6/05/00         9,816
--------------------------------------------------------------------------------------------
Park Avenue                       11,126               6.04            5/09/00        11,105
Receivables Corp.                 75,537               6.04            5/25/00        75,195
--------------------------------------------------------------------------------------------
Prudential Funding               100,000               6.03            5/12/00        99,766
Corp.
--------------------------------------------------------------------------------------------
SK Global                         35,000               5.96            6/02/00        34,794
America, Inc.
--------------------------------------------------------------------------------------------
Salomon, Smith                    50,000               6.03            5/18/00        49,833
Barney Holdings, Inc.             50,000               6.05            5/19/00        49,824
--------------------------------------------------------------------------------------------
Santander Finance                 50,000               5.72            5/18/00        49,834
(Delaware), Inc.
--------------------------------------------------------------------------------------------
Tulip Funding Corp.               54,185               5.92            5/08/00        54,096
                                  33,265               5.93            5/15/00        33,172
                                  25,000               5.89            5/19/00        24,913
                                  12,550               5.90            5/19/00        12,506
--------------------------------------------------------------------------------------------
Variable Funding                  51,200               6.08            5/01/00        51,174
Capital Corp.                     50,000               5.91            5/08/00        49,918
                                  38,800               5.92            5/08/00        38,737
                                  50,000               5.91            5/09/00        49,910
                                  85,000               6.115+          8/22/00        85,000
                                  25,000               6.115+          8/24/00        25,000
--------------------------------------------------------------------------------------------
WCP Funding Inc.                  50,000               6.06            5/17/00        49,840
--------------------------------------------------------------------------------------------
Windmill Funding                  25,000               6.03            5/02/00        24,983
Corp.                             46,560               6.04            5/03/00        46,521
                                  50,000               6.07            5/04/00        49,949
                                  75,000               6.03            5/08/00        74,874
                                  50,000               6.03            5/11/00        49,891
                                  30,000               5.95            5/22/00        29,879
                                  18,000               6.08            6/06/00        17,881
                                  25,000               6.10            6/21/00        24,773
                                  10,000               6.11            6/26/00         9,900
--------------------------------------------------------------------------------------------
Total Commercial Paper
(Cost -- $7,054,411) .........................................................     7,054,135
--------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                               Face               Interest         Maturity
Issue                                         Amount               Rate*             Date         Value
----------------------------------------------------------------------------------------------------------
Corporate Notes -- 16.2%
----------------------------------------------------------------------------------------------------------
AT&T Capital                                $  9,000               7.594+%          6/14/00     $    9,013
Corporation                                   10,000               7.50            11/15/00         10,027
----------------------------------------------------------------------------------------------------------
Abbey National                                59,000               6.029+           8/03/00         58,993
Treasury Services                             31,000               5.91             8/09/00         30,912
PLC                                           75,000               6.00            11/20/00         74,451
----------------------------------------------------------------------------------------------------------
American Honda                                50,000               6.28+            8/02/00         49,997
Finance Corp.
----------------------------------------------------------------------------------------------------------
Bear Stearns                                  39,000               6.23+            7/10/00         39,008
Companies, Inc.
----------------------------------------------------------------------------------------------------------
CIT Group Holdings,                           73,000               6.155+           5/30/00         72,997
Inc. (The)                                    50,000               6.198+           6/29/00         49,996
                                              50,000               6.25+            8/14/00         49,977
                                             127,000               6.109+           3/27/01        126,920
----------------------------------------------------------------------------------------------------------
Citicorp                                      50,000               6.163+           8/02/00         50,000
----------------------------------------------------------------------------------------------------------
Ford Motor                                    70,000               6.20+            5/05/00         70,000
Credit Company                               150,000               6.20+            5/23/00        150,000
                                              28,000               6.37+            6/08/00         28,009
                                              50,000               6.24+            8/18/00         49,986
                                             150,000               6.27+           10/02/00        149,972
                                             150,000               6.125+          11/24/00        149,958
----------------------------------------------------------------------------------------------------------
General Electric                              31,000               6.041+           5/03/00         31,000
Capital Corp.                                 29,400               6.049+           5/12/00         29,399
                                             100,000               6.05+            5/26/00         99,989
----------------------------------------------------------------------------------------------------------
General Motors                                25,000               6.06+            6/12/00         24,992
Acceptance Corp.                              21,000               6.80             7/03/00         21,017
                                              25,000               5.75             7/28/00         24,957
                                              75,000               6.28+           10/06/00         74,975
                                              25,000               6.43+           11/09/00         25,031
                                              48,500               6.251+          12/01/00         48,509
                                              33,000               6.14+            2/27/01         32,974
----------------------------------------------------------------------------------------------------------
Goldman Sachs                                125,000               6.203+           7/07/00        125,000
Group, Inc.                                   50,000               6.203+           8/04/00         50,000
                                              30,000               6.00             8/07/00         29,945
                                              18,000               6.55            12/22/00         18,000
                                              27,000               6.12+            5/15/01         27,000
----------------------------------------------------------------------------------------------------------
Household Finance                             25,000               6.09+           11/01/00         25,007
Corp.
----------------------------------------------------------------------------------------------------------
International                                 28,500               6.104+           5/21/01         28,511
Business Machines
Corp.
----------------------------------------------------------------------------------------------------------
LINCS, Series 1998-2                          50,000               5.913+           3/01/01         50,000
----------------------------------------------------------------------------------------------------------
Prudential Funding                            50,000               6.104+           5/22/00         50,002
Corp.
----------------------------------------------------------------------------------------------------------
Restructured Asset                            48,000                6.18+           8/11/00         48,000
Securities with
Enhanced Returns,
Series 1998-MM-7-1 Trust
----------------------------------------------------------------------------------------------------------
SAVES-99-1                                    40,000               6.39+           10/04/00         40,000
----------------------------------------------------------------------------------------------------------
SMM Trust,                                   175,000               6.321+           9/25/00        175,000
Series 1999-H
----------------------------------------------------------------------------------------------------------
Xerox Capital                                 75,000               6.221+           7/19/00         74,968
(Europe) PLC
----------------------------------------------------------------------------------------------------------
Xerox Corp.                                   20,000               5.635            7/14/00         19,939
                                              15,000               5.70             7/26/00         14,958
----------------------------------------------------------------------------------------------------------
Total Corporate Notes
(Cost -- $2,410,259) ......................................................................      2,409,389
----------------------------------------------------------------------------------------------------------
Funding Agreements -- 1.8%
----------------------------------------------------------------------------------------------------------
Hartford Life                                 50,000               5.963+          12/01/00         50,000
Insurance Company
----------------------------------------------------------------------------------------------------------
Jackson National                              50,000               6.153+           5/01/00         50,000
Life Insurance Co.                            50,000               6.25+            5/01/01         50,000
----------------------------------------------------------------------------------------------------------
Monumental Life                               30,000               6.058+          11/17/00         30,000
Insurance Company
----------------------------------------------------------------------------------------------------------
Principal Life                                20,000               6.013+           8/16/00         20,000
Insurance Co.
----------------------------------------------------------------------------------------------------------
Security Life                                 50,000               6.33             6/28/00         50,000
of Denver
Insurance Co.
----------------------------------------------------------------------------------------------------------
The Travelers                                 20,000               5.943+           2/01/01         20,000
Insurance Company
----------------------------------------------------------------------------------------------------------
Total Funding Agreements
(Cost -- $270,000) ........................................................................        270,000
----------------------------------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations -- Non-Discount -- 10.6%
----------------------------------------------------------------------------------------------------------
Federal Home                                 100,000               6.242+           7/14/00        100,013
Loan Banks                                     6,500               4.905           11/20/00          6,453
                                              13,050               5.33             3/20/01         12,906
----------------------------------------------------------------------------------------------------------
Federal Home                                 125,000               6.282+           7/14/00        124,987
Loan Mortgage                                 30,000               5.05            11/17/00         29,808
Corporation                                   25,000               5.13            11/24/00         24,843
                                              52,000               5.18            11/24/00         51,687
                                              17,525               5.25             1/19/01         17,379
                                              40,000               5.15             1/26/01         39,625
                                              20,000               5.18             2/09/01         19,802
                                              20,000               5.53             3/09/01         19,824
----------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                                     Face          Interest     Maturity
Issue                               Amount           Rate*        Date           Value
-----------------------------------------------------------------------------------------
US Government, Agency &
Instrumentality Obligations --
Non-Discount (continued)
-----------------------------------------------------------------------------------------
Federal National                  $  50,000         6.312+%      7/21/00     $     49,994
Mortgage                             50,000         6.312+       8/02/00           49,987
Association                          50,620         4.89        10/13/00           50,234
                                     50,000         5.07        12/14/00           49,494
                                     23,500         5.21         1/26/01           23,229
                                     33,150         5.52         3/06/01           32,795
                                     20,000         5.48         5/03/01           19,737
                                     24,000         6.00         6/21/01           23,763
                                     10,000         6.00         7/17/01            9,893
                                     50,000         6.082+       9/17/01           49,947
                                     50,000         6.292+       4/19/02           50,000
-----------------------------------------------------------------------------------------
Student Loan                        125,000         6.431+       9/29/00          124,984
Marketing                           125,000         6.432+       9/29/00          124,990
Association                         150,000         6.427+      10/02/00          149,965
                                     50,000         4.75        12/11/00           49,409
                                     50,000         6.222+       3/09/01           49,979
                                      7,415         5.46         3/30/01            7,325
                                     75,000         6.302+       8/23/01           74,962
                                    100,000         6.252+       4/12/02           99,945
-----------------------------------------------------------------------------------------
US Treasury Notes                    25,000         4.625       11/30/00           24,750
-----------------------------------------------------------------------------------------
Total US Government, Agency &
Instrumentality Obligations --
Non-Discount
(Cost -- $1,567,251) ...................................................        1,562,709
-----------------------------------------------------------------------------------------
Total Investments
(Cost -- $14,932,959) -- 101.5% ........................................       14,924,330

Liabilities in Excess of
Other Assets -- (1.5%) .................................................         (221,277)
                                                                             ------------
Net Assets -- 100.0% ...................................................     $ 14,703,053
                                                                             ============
-----------------------------------------------------------------------------------------

* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at April 30, 2000.

+     Floating rate notes.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

FINANCIAL INFORMATION

------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of April 30, 2000
------------------------------------------------------------------------------------------------------------
Assets:       Investments, at value (identified cost -- $14,932,959,234*) ...                $14,924,330,364
              Receivables:
                Interest .................................................... $ 80,533,988
                Securities sold .............................................    1,053,564
                Beneficial interest sold ....................................      573,339        82,160,891
                                                                              ------------
              Prepaid registration fees and other assets ....................                        578,109
                                                                                             ---------------
              Total assets ..................................................                 15,007,069,364
                                                                                             ---------------
------------------------------------------------------------------------------------------------------------
Liabilities:  Payables:
                Beneficial interest redeemed ................................  179,132,877
                Securities purchased ........................................  115,007,922
                Investment adviser ..........................................    3,977,409
                Distributor .................................................      162,100       298,280,308
                                                                              ------------
              Accrued expenses and other liabilities ........................                      5,735,872
                                                                                             ---------------
              Total liabilities .............................................                    304,016,180
                                                                                             ---------------
------------------------------------------------------------------------------------------------------------
Net Assets:   Net assets ....................................................                $14,703,053,184
                                                                                             ===============
------------------------------------------------------------------------------------------------------------
Net Assets    Class I shares of beneficial interest, $.10 par value,
Consist of:   unlimited number of shares authorized .........................                $ 1,368,610,094
              Class II shares of beneficial interest, $.10 par value,
              unlimited number of shares authorized .........................                    102,558,112
              Paid-in capital in excess of par ..............................                 13,240,513,848
              Unrealized depreciation on investments -- net .................                     (8,628,870)
                                                                                             ---------------
              Net assets ....................................................                $14,703,053,184
                                                                                             ===============
------------------------------------------------------------------------------------------------------------
Net Asset     Class I -- Based on net assets of $13,677,983,561 and
Value:        13,686,100,938 shares outstanding .............................                $         1.00
                                                                                             ===============
              Class II -- Based on net assets of $1,025,069,623 and
              1,025,581,116 shares outstanding ..............................                $         1.00
                                                                                             ===============
------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of April 30, 2000, net unrealized depreciation for Federal income tax purposes amounted to $8,628,870, of which $206,963 related to appreciated securities and $8,835,833 related to depreciated securities.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

Statement of Operations

                                                                                                               For the
                                                                                                      Six Months Ended
                                                                                                        April 30, 2000
----------------------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned ......                     $ 458,606,972
----------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ......................................  $ 26,555,959
                     Transfer agent fees -- Class I ................................     8,373,129
                     Distribution fees -- Class II .................................     1,287,949
                     Transfer agent fees -- Class II ...............................       773,181
                     Registration fees .............................................       567,681
                     Printing and shareholder reports ..............................       499,367
                     Accounting services ...........................................       378,064
                     Custodian fees ................................................       220,213
                     Professional fees .............................................        97,630
                     Trustees' fees and expenses ...................................        55,981
                     Pricing services ..............................................        16,143
                     Other .........................................................        60,199
                                                                                      ------------
                     Total expenses ................................................                        38,885,496
                                                                                                         -------------
                     Investment income -- net ......................................                       419,721,476
                                                                                                         -------------
----------------------------------------------------------------------------------------------------------------------
Realized & Unreal-   Realized loss on investments -- net ...........................                          (500,617)
ized Gain (Loss)     Change in unrealized depreciation on investments -- net .......                         5,634,572
On Investments --                                                                                        -------------
Net:                 Net Increase in Net Assets Resulting from Operations ..........                     $ 424,855,431
                                                                                                         =============
----------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

Statements of Changes in Net Assets

                                                                                    For the Six            For the
                                                                                    Months Ended          Year Ended
Increase (Decrease) in Net Assets:                                                 April 30, 2000       Oct. 31, 1999
---------------------------------------------------------------------------------------------------------------------
Operations:          Investment income -- net ..................................  $    419,721,476    $   699,683,340
                     Realized loss on investments -- net .......................          (500,617)          (134,258)
                     Change in unrealized appreciation/depreciation
                     on investments -- net .....................................         5,634,572        (18,651,934)
                                                                                  ----------------    ---------------
                     Net increase in net assets resulting from operations ......       424,855,431        680,897,148
                                                                                  ----------------    ---------------
---------------------------------------------------------------------------------------------------------------------
Dividends to         Investment income -- net:
Shareholders:          Class I .................................................      (385,020,945)      (659,925,475)
                       Class II ................................................       (34,199,914)       (39,623,607)
                                                                                  ----------------    ---------------
                     Net decrease in net assets resulting from dividends
                     to shareholders ...........................................      (419,220,859)      (699,549,082)
                                                                                  ----------------    ---------------
---------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net increase (decrease) in net assets derived
Transactions:        from beneficial interest transactions .....................      (532,341,066)     1,274,305,349
                                                                                  ----------------    ---------------
---------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ...................      (526,706,494)     1,255,653,415
                     Beginning of period .......................................    15,229,759,678     13,974,106,263
                                                                                  ----------------    ---------------
                     End of period .............................................  $ 14,703,053,184    $15,229,759,678
                                                                                  ================    ===============
---------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

Financial Highlights

                                                                                            Class I
                                                        --------------------------------------------------------------------------
The following per share data and ratios have
been derived from information provided in                For the Six
the financial statements.                                Months Ended                 For the Year Ended October 31,
                                                           April 30,     ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                      2000            1999           1998           1997           1996
----------------------------------------------------------------------------------------------------------------------------------
Per Share     Net asset value, beginning of period ...   $       1.00    $       1.00   $       1.00   $       1.00   $      1.00
Operating                                                ------------    ------------   ------------   ------------   -----------
Performance:  Investment income -- net ...............          .0275           .0474          .0517          .0512         .0509
              Realized and unrealized gain (loss) on
              investments -- net .....................          .0004          (.0012)         .0004          .0001        (.0002)
                                                         ------------    ------------   ------------   ------------   -----------
              Total from investment operations .......          .0279           .0462          .0521          .0513         .0507
                                                         ------------    ------------   ------------   ------------   -----------
              Less dividends and distributions:
                Investment income -- net .............         (.0275)         (.0474)        (.0517)        (.0512)       (.0509)
                Realized gain on investments -- net ..             --              --         (.0001)        (.0001)       (.0001)
                                                         ------------    ------------   ------------   ------------   -----------
              Total dividends and distributions ......         (.0275)         (.0474)        (.0518)        (.0513)       (.0510)
                                                         ------------    ------------   ------------   ------------   -----------
              Net asset value, end of period .........   $       1.00    $       1.00   $       1.00   $       1.00   $      1.00
                                                         ============    ============   ============   ============   ===========
              Total investment return ................           5.56%*          4.84%          5.31%          5.35%         5.19%
                                                         ============    ============   ============   ============   ===========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to     Expenses ...............................            .49%*           .50%           .55%           .54%          .56%
Average                                                  ============    ============   ============   ============   ===========
Net Assets:
              Investment income and realized gain
              on investments -- net ..................           5.51%*          4.75%          5.19%          5.13%         5.07%
                                                         ============    ============   ============   ============   ===========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental  Net assets, end of period
Data:         (in thousands) .........................   $ 13,677,983    $ 13,865,025   $ 13,917,721   $ 10,690,345   $ 9,340,229
                                                         ============    ============   ============   ============   ===========
----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                 Class II
                                                                               -------------------------------------------
                                                                                 For the          For the        For the
                                                                                Six Months          Year         Period
The following per share data and ratios have been derived                         Ended             Ended     Oct. 5, 1998+
from information provided in the financial statements.                          April 30,         Oct. 31,     to Oct. 31,
Increase (Decrease) in Net Asset Value:                                            2000             1999          1998
--------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ..................   $      1.00      $      1.00     $   1.00
Operating                                                                      -----------      -----------     --------
Performance:         Investment income -- net ..............................         .0265            .0454        .0037
                     Realized and unrealized gain (loss) on
                     investments -- net ....................................         .0004           (.0019)       .0010
                                                                               -----------      -----------     --------
                     Total from investment operations ......................         .0269            .0435        .0047
                                                                               -----------      -----------     --------
                     Less dividends and distributions:
                       Investment income -- net ............................        (.0265)          (.0454)      (.0037)
                       Realized gain on investments -- net .................            --               --           --+++
                                                                               -----------      -----------     --------
                     Total dividends and distributions .....................        (.0265)          (.0454)      (.0037)
                                                                               -----------      -----------     --------
                     Net asset value, end of period ........................   $      1.00      $      1.00     $   1.00
                                                                               ===========      ===========     ========
                     Total investment return ...............................          5.36%*           4.63%        5.16%*
                                                                               ===========      ===========     ========
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ..............................................           .69%*            .71%         .72%*
Net Assets:                                                                    ===========      ===========     ========
                     Investment income and realized gain on
                     investments -- net ....................................          5.30%*           4.54%        4.69%*
                                                                               ===========      ===========     ========
--------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ..............   $ 1,025,070      $ 1,364,735     $ 56,385
Data:                                                                          ===========      ===========     ========
--------------------------------------------------------------------------------------------------------------------------

*     Annualized.

+     Commencement of operations.

+++   Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares. Class I and Class II have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered. The following is a summary of significant accounting polices consistently followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government and Agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of
 .20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, PFD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(532,341,066) and $1,274,305,349 for the six months ended April 30, 2000 and the year ended October 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Six                                          Dollar
Months Ended April 30, 2000                   Shares                Amount
--------------------------------------------------------------------------------
Shares sold .....................        28,913,180,699        $ 28,913,180,699
Shares issued to share-
holders in reinvestment
of dividends ....................           385,009,742             385,009,742
                                        ---------------        ----------------
Total issued ....................        29,298,190,441          29,298,190,441
Shares redeemed .................       (29,490,361,050)        (29,490,361,050)
                                        ---------------        ----------------
Net decrease ....................          (192,170,609)       $   (192,170,609)
                                        ===============        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 1999                       Shares                 Amount
--------------------------------------------------------------------------------
Shares sold .....................        43,972,818,950        $ 43,972,818,950
Shares issued to share-
holders in reinvestment
of dividends ....................           659,870,375             659,870,375
                                        ---------------        ----------------
Total issued ....................        44,632,689,325          44,632,689,325
Shares redeemed .................       (44,667,735,705)        (44,667,735,705)
                                        ---------------        ----------------
Net decrease ....................           (35,046,380)       $    (35,046,380)
                                        ===============        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Six                                         Dollar
Months Ended April 30, 2000                  Shares                 Amount
--------------------------------------------------------------------------------
Shares sold .......................        2,753,801,747        $ 2,753,801,747
Shares issued to share-
holders in reinvestment
of dividends ......................           34,200,217             34,200,217
                                          --------------        ---------------
Total issued ......................        2,788,001,964          2,788,001,964
Shares redeemed ...................       (3,128,172,421)        (3,128,172,421)
                                          --------------        ---------------
Net decrease ......................         (340,170,457)       $  (340,170,457)
                                          ==============        ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Year                                        Dollar
Ended October 31, 1999                        Shares                Amount
--------------------------------------------------------------------------------
Shares sold .......................        7,590,795,757        $ 7,590,795,757
Shares issued to share-
holders in reinvestment
of dividends ......................           39,614,823             39,614,823
                                          --------------        ---------------
Total issued ......................        7,630,410,580          7,630,410,580
Shares redeemed ...................       (6,321,058,851)        (6,321,058,851)
                                          --------------        ---------------
Net increase ......................        1,309,351,729        $ 1,309,351,729
                                          ==============        ===============
--------------------------------------------------------------------------------

4. Capital Loss Carryforward:

At October 31, 1999, the Fund had a net capital loss carryforward of approximately $325,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Retirement Reserves Money Fund                      April 30, 2000

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Arthur Zeikel, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011                                                          #10262--4/00

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